Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	March 31, 2026	September 30, 2025
Other receivable (1)	$261,884	$152,173
Advance to suppliers (2)	726,602	2,028,403
Prepayment for business acquisition (3)	500,000	500,000
Tax recoverable (4)	854,465	736,723
Prepaid expenses (5)	76,200	153,753
Deferred offering costs	108,377	105,084
Prepaid expenses and other current assets	$2,527,528	$3,676,136

(1)	Other receivables primarily include advances to employees for business development, rental security deposit for the Company’s office lease and balances to be collected from third-party entities that do not relate to the Company’s normal sales activities.

(2)	Advance to suppliers consists of prepayments to suppliers for raw material purchases that have not been received, as well as prepayments to contractors and vendors for construction services and equipment purchases related to construction in progress. As of March 31, 2026, the aging of approximately 40% of our advance to suppliers are within six months.

(3)	The amount pertains to prepaid consideration for the acquisition of a target subsidiary, for which the Company made partial payments during the six months ended March 31, 2025. The acquisition was terminated in June 2025, and the prepayment is expected to be refunded by December 2026.

(4)	Tax recoverable mainly represents recoverable VAT. The Company’s PRC subsidiary, the VIE and the VIE’s subsidiaries, as general VAT taxpayers, are entitled to offset qualified input VAT paid to suppliers against their output VAT liabilities. When output VAT exceeds input VAT, the difference is remitted to the tax authorities, whereas when input VAT exceeds output VAT, the difference is treated as VAT recoverable, which can be carried forward to offset future net VAT payable.

(5)	Prepaid expenses primarily include prepaid marketing planning service fees and professional fees.